Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Securities excluded from the computation of diluted net earnings per share (in shares)	6,456,160	6,456,160	84,088	410,260
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	¥ 6,298,816	$ 913,243	¥ 4,681,073	¥ 5,906,957
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	127,235,048	127,235,048	136,175,112	135,077,790
Dilutive employee share options and non-vested ordinary shares	922,256	922,256	2,569,910	2,958,220
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	128,157,304	128,157,304	138,745,022	138,036,010
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	¥ 49.51	$ 7.18	¥ 34.38	¥ 43.73
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	¥ 49.15	$ 7.13	¥ 33.74	¥ 42.79